Business And Significant Accounting Policies (Summary Of Receivables) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums receivable	$ 0.9	$ (1.1)	$ 2.4
Reinsurance recoverables	11.4	(0.4)	6.0
Net written off (recovered)	$ 12.3	$ (1.5)	$ 8.4